Restructuring - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 0	$ 12,490,000
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	2,200,000		2,200,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	$ 400,000		$ 400,000
Resource Rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 12,490,000
Resource Rationalizations 2018 | Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges					9,684,000
Resource Rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 2,806,000
Resource Rationalizations 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 7,800,000
Resource Rationalizations 2017 | Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Restructuring charges						$ 7,753,000